Consolidated Statement of Cash Flow - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
OPERATING ACTIVITIES
Earnings from continuing operations	$ 216	$ 142	$ 342	$ 314
Adjustments for:
Depreciation	38	29	72	59
Net losses (gains) on disposals of businesses and investments	3		(21)
Deferred tax	(9)	(30)	(73)	(25)
Other	(77)	11	53	58
Pension contribution			(167)
Changes in working capital and other items	(94)	72	(262)	(100)
Operating cash flows from continuing operations	206	352	205	561
Operating cash flows from discontinued operations	(65)	451	(122)	661
Net cash provided by operating activities	141	803	83	1,222
INVESTING ACTIVITIES
Acquisitions, net of cash acquired	(1)	(1)	(5)	(28)
Proceeds from disposals of businesses and investments, net of taxes paid	23		57
Capital expenditures	(130)	(131)	(240)	(310)
Proceeds from disposals of property and equipment	2	27	2	27
Other investing activities	1	18	4	18
Investing cash flows from continuing operations	(105)	(87)	(182)	(293)
Investing cash flows from discontinued operations		(138)	29	(246)
Net cash used in investing activities	(105)	(225)	(153)	(539)
FINANCING ACTIVITIES
Proceeds from debt				1,370
Repayments of debt		(870)		(870)
Net borrowings under short-term loan facilities		1,313		61
Payments of lease principal	(12)		(23)
Repurchases of common shares		(359)	(190)	(359)
Other financing activities	2	1	37	1
Financing cash flows from continuing operations	(186)	(154)	(527)	(273)
Financing cash flows from discontinued operations		(24)		(35)
Net cash used in financing activities	(186)	(178)	(527)	(308)
(Decrease) increase in cash and bank overdrafts	(150)	400	(597)	375
Translation adjustments		(13)	2	(12)
Cash and bank overdrafts at beginning of period	2,258	844	2,703	868
Cash and bank overdrafts at end of period	2,108	1,231	2,108	1,231
Cash and bank overdrafts at end of period comprised of:
Cash and cash equivalents	2,108	879	2,108	879
Cash and cash equivalents in assets held for sale		356		356
Bank overdrafts		(4)		(4)
Cash and bank overdrafts at end of period	2,108	1,231	2,108	1,231
Supplemental cash flow information is provided in note 17.
Interest paid	(82)	(114)	(96)	(142)
Interest received	10	4	27	5
Income taxes paid	(62)	(33)	(169)	(95)
Preference shares [member]
FINANCING ACTIVITIES
Dividends paid	(1)		(2)	(1)
Number of common shares [member]
FINANCING ACTIVITIES
Dividends paid	(175)	(239)	(349)	(475)
Computer software [member]
Adjustments for:
Amortization expense	104	100	209	198
Other identifiable intangible assets [member]
Adjustments for:
Amortization expense	$ 25	$ 28	$ 52	$ 57